INCOME TAXES	12 Months Ended
Mar. 31, 2021
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 8 - INCOME TAXES

The Company files separate tax returns in the United States and in Macau. The Macau Subsidiary has received approval from the Macau government to operate its business as a Macau Offshore Company (MOC), and is exempt from the Macau income tax. For the fiscal years ended March 31, 2021 and 2020, the Macau Subsidiary recorded no tax provision.

The U.S. Federal net operating loss carryforward is subject to an IRS Section 382 limitation. As of March 31, 2021 and 2020, the Company had net deferred tax assets of approximately $0.9 million and $1.3 million, respectively. For the fiscal year ended March 31, 2021 we determined our effective tax rate to be approximately 17.4% and we recorded a tax provision of approximately $0.5 million which was net of a valuation reserve of approximately $23,000 for deferred tax assets that will most likely expire prior to being realized. For the fiscal year ended March 31, 2020 we determined our effective tax rate to be approximately 18.1% and we recorded a tax benefit of approximately $0.6 million which was net of a valuation reserve of approximately $88,000 for deferred tax assets that will most likely expire prior to being realized. The Company also recorded an income tax receivable of approximately $0.1 million due to the availability of net operating loss carrybacks and alternative minimum tax credits that were realized for the year ended March 31, 2021. The income tax receivable was included as a component of prepaid expenses and other current assets on the accompanying consolidated balance sheet as of March 31, 2021.

THE SINGING MACHINE COMPANY, INC AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

March 31, 2021 and 2020

The income tax provision (benefit) for federal, foreign, and state income taxes in the consolidated statements of operations consisted of the following components for 2021 and 2020:

	2021	2020
		(Restated)
Income tax provision (benefit):
Current:
Federal	$54,487	$(114,459)
State	3,825	-

Total current Federal and State tax benefit	$58,312	$(114,459)

Deferred:
Federal	$417,477	$(576,004)
State	(18,920)	48,649

Total Deferred Federal and State	398,557	(527,355)

Total income tax (benefit) provision	$456,869	$(641,814)

The United States and foreign components of income (loss) before income taxes are as follows:

	2021	2020

United States	$1,922,947	$(3,765,272)
Foreign	706,287	266,458
	$2,629,234	$(3,498,814)

The actual tax provision differs from the “expected” tax for the years ended March 31, 2021 and 2020 (computed by applying the U.S. Federal Corporate tax rate of 21 percent to income before taxes) as follows:

	2021	2020

Expected tax provision (benefit)	$551,982	$(734,751)
State income taxes, net of Federal income tax provision (benefit)	128,699	(175,245)
Permanent differences	(6,578)	9,977
Tax rate differential on foreign earnings	(108,690)	-
Change in valuation allowance	(65,193)	87,842
Effect of IRC §382 on NOL	-	100,966
Tax rate differential on NOL carryback	-	16,263
Correction of state rate	-	83,803
Other	(43,351)	(30,669)
Actual tax provision (benefit)	$456,869	$(641,814)

THE SINGING MACHINE COMPANY, INC AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

March 31, 2021 and 2020

The tax effects of temporary differences that give rise to significant portions of deferred tax assets and liabilities are as follows:

	2021	2020
NOL Federal Carryforward	$246,769	$312,430
State NOL Carryforward	194,388	157,967
General business credit	-	14,196
Inventory differences	348,921	303,529
Stock option compensation expense	115,730	128,220
Allowance for doubtful accounts	35,877	143,748
Insurance contingency	-	220,425
Reserve for estimated returns	111,887	112,537
Accrued vacation	13,186	42,928
Business interest deduction	-	55,978
	1,066,758	1,491,958
Less: valuation allowance	22,649	87,842
	1,044,109	1,404,116

Depreciable and amortizable assets	(119,242)	(82,512)
Prepaid expenses	(37,703)	(35,883)
Net deferred tax liabilities	(156,945)	(118,395)

Net deferred tax asset	$887,164	$1,285,721

The Company performed an analysis in accordance with the provisions of ASC 740, which requires an assessment of both positive and negative evidence when determining whether it is more likely than not that deferred tax assets are recoverable. The analysis performed to assess the realizability of the deferred tax assets included an evaluation of the pattern and timing of the reversals of temporary differences and the length of carryback and carryforward periods available under the applicable federal and state laws; and the amount and timing of future taxable income. At March 31, 2021, the Company evaluated the realizability of its deferred tax assets in accordance with GAAP and concluded that a $22,649 valuation allowance against deferred tax assets was necessary. The recognition of the remaining net deferred tax asset and corresponding tax benefit is based upon the Company’s conclusions regarding, among other considerations, the Company’s history of earnings and projected earnings for fiscal year 2022 and in the future.

At March 31, 2021, the Company has federal tax net operating loss carryforwards in the amount of approximately $1.2 million that begin to expire in the year 2025. The net operating loss carryforward is subject to an IRS Section 382 limitation that limited the amount available to use beginning in Fiscal 2020 to approximately $.15 million per year. In addition, the Company has state tax net operating loss carryforwards of approximately $3.6 million that will begin to expire beginning in 2024.